REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA (Details) (10-K) (USD $)	12 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended									12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2010	Mar. 31, 2011 Nutra SA [Member]	Sep. 30, 2013 Nutra SA [Member]	Sep. 30, 2012 Nutra SA [Member]	Dec. 31, 2012 Nutra SA [Member]	Dec. 31, 2011 Nutra SA [Member]	Dec. 31, 2010 Nutra SA [Member] Irgovel [Member]	Jan. 31, 2011 NutraCea [Member]	Sep. 30, 2013 NutraCea [Member] Representative	Dec. 31, 2012 NutraCea [Member] Representative	Sep. 30, 2012 NutraCea [Member]	Jun. 30, 2012 NutraCea [Member]	Mar. 31, 2012 NutraCea [Member]	Dec. 31, 2011 NutraCea [Member]	Sep. 30, 2011 NutraCea [Member]	Jun. 30, 2011 NutraCea [Member]	Mar. 31, 2011 NutraCea [Member]	Dec. 31, 2012 NutraCea [Member] Representative	Dec. 31, 2011 NutraCea [Member]	Jan. 31, 2011 Investors [Member]	Dec. 31, 2012 Investors [Member] Representative	Sep. 30, 2013 Investors [Member] Representative	Sep. 30, 2013 Investors [Member] Nutra SA [Member]	Dec. 31, 2012 Investors [Member] Nutra SA [Member]	Sep. 30, 2012 Investors [Member] Nutra SA [Member]	Dec. 31, 2011 Investors [Member] Nutra SA [Member]	Sep. 30, 2011 Investors [Member] Nutra SA [Member]	Jun. 30, 2011 Investors [Member] Nutra SA [Member]	Mar. 31, 2011 Investors [Member] Nutra SA [Member]	Jan. 31, 2011 Investors [Member] Nutra SA [Member]
Summary of carrying amounts included in consolidated balance sheets [Abstract]
Cash and cash equivalents	$ 1,040,000	$ 3,329,000	$ 701,000	$ 850,000	$ 537,000		$ 478,000		$ 562,000	$ 3,290,000
Other current assets	975,000	1,049,000	895,000				4,370,000		5,675,000	6,641,000
Property, net (restricted $5,231 and $5,757)	28,457,000	27,995,000	25,820,000				18,319,000		19,690,000	15,833,000
Goodwill and intangibles, net							5,185,000		6,215,000	7,556,000
Other noncurrent assets	385,000	56,000	801,000				24,000		54,000	21,000
Total assets	47,006,000	52,232,000	41,826,000				28,376,000		32,196,000	33,341,000
Current liabilities	15,533,000	15,604,000	19,208,000				6,007,000		5,141,000	3,851,000
Current portion of long-term debt (nonrecourse)	8,003,000	6,792,000	9,422,000				7,679,000		7,013,000	5,469,000
Long-term debt, less current portion variable interest entity nonrecourse	11,581,000	7,933,000	12,355,000				7,126,000		7,454,000	6,361,000
Other noncurrent liabilities							93,000		1,871,000	3,766,000
Total liabilities	33,308,000	28,600,000	38,164,000				20,905,000		21,479,000	19,447,000
Restricted portion of other current assets							2,154,000		2,505,000
Variable interest entity restricted portion of property, net							5,231,000		5,757,000
Nonrecourse portion of current maturities of long-term debt (variable interest entity)									7,013,000
Nonrecourse portion of long-term debt, less current portion variable interest entity nonrecourse									7,454,000
Summary of changes for redeemable noncontrolling interest [Roll Forward]
Redeemable noncontrolling interest in Nutra SA, beginning of period	9,918,000		7,488,000				9,262,000	9,918,000	9,918,000			0	7,836,000	8,265,000	8,340,000	9,918,000	9,918,000			0	0	9,918,000	0
Investors' purchase of units														1,500,000	0	0	0	0	900,000	3,000,000	7,725,000
Investors' interest in net loss of Nutra SA							(1,633,000)	(1,184,000)					(605,000)		(212,000)							(1,627,000)	(776,000)
Investors' interest in accumulated other comprehensive income of Nutra SA							(441,000)	(469,000)					(43,000)		137,000							(529,000)	(931,000)
Redeemable noncontrolling interest in Nutra SA, end of period	9,262,000	9,918,000	7,488,000				7,488,000	8,265,000	9,262,000	9,918,000		0	7,488,000	9,262,000	8,265,000	8,340,000	9,918,000	9,918,000			0	9,262,000	9,918,000
Ownership percentage of noncontrolling owner (in hundredths)																											49.70%	49.00%	49.00%	49.00%	49.00%	45.20%	35.60%	35.60%
Purchase price of the units																								7,700,000
Ownership percentage by parent (in hundredths)											100.00%	64.40%
Proceeds from sale of membership interests in Nutra SA	1,500,000	11,625,000										4,000,000										1,500,000	3,900,000
Proceeds from sale invested for capital improvements and working capital needs						3,700,000				1,900,000
Proceeds from sale retained by Nutra SA for administrative expenses						500,000
Proceeds from sale for capital projects										2,000,000
Proceeds from sale retained by parent to repay debt																					2,200,000
Proceeds from sale retained by parent for other purposes																					1,800,000
Gain (loss) on sale of stock																						0
Historical cost of equipment contributed									300,000
Capital contributions									1,500,000
Number of days available to install equipment									90 days
Available units for purchase (in shares)									750,000
Value of additional units									1,500,000
Yield rate if the conditions are satisfied									4.00%
Yield rate if the conditions are not satisfied									8.00%
Distributable cash terms	(i) first, to the Investors in an amount equal to 2.3 times the Investors' capital contribution, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to (i) two times the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.						(i) first, to the Investors in an amount equal to an amount (Preference Multiple) times the Investors’ capital contributions, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to two times the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.
Contributions to be made																						2			2.3
Number of representatives in management committee													3	3								3			2	2
Number of representatives in management committee upon default													2	2								2			3	3
Terms of default	A Nutra SA business plan deviation, defined as the occurrence, in either 2012, 2013 or 2014, of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt,B7A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters, orB7A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds.						A Nutra SA business plan deviation, defined as the occurrence, for either 2013 or 2014, of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt, A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters, or A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds.
Terms of qualifying event	Any event prior to September 16, 2014, which results, or will result in, (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.						Any event prior to September 16, 2014, which results, or will result in, (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half or more of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.
Threshold percentage of unfavorable variance for default calculation (in hundredths)							80.00%		20.00%
Threshold percentage of planned EBITDA for default calculation (in hundredths)							20.00%		85.00%
Threshold percentage of damages not covered by insurance proceeds for a material problem, minimum (in hundredths)							85.00%		80.00%
Maximum share ownership percentage (in hundredths)																											25.00%	25.00%
Drag Along Right termination amount																											$ 50,000,000	$ 50,000,000